PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Schedule of property and equipment

Plant and Equipment consisted of the following as of March 31, 2016 and December 31, 2015:

	March 31, 2016	December 31, 2015

Computer equipment	$108,383	$107,929
Office equipment	14,712	14,712
Leasehold improvement	12,375	12,375
Total cost	135,470	135,016
Less: accumulated depreciation and amortization	(73,075)	(64,479)
Property and equipment, net	$62,395	$70,537

QPAGOS Corporation - Parent Company [Member]
Schedule of property and equipment

Plant and Equipment consisted of the following as of December 31, 2015 and December 31, 2014:

	December 31, 2015	December 31, 2014

Computer equipment	$107,929	$105,509
Office equipment	14,712	14,712
Leasehold improvement	12,375	10,364
Total cost	135,017	130,585
Less: accumulated depreciation and amortization	(64,479)	(30,600)
Property and equipment, net	$70,537	$99,985